NET INCOME PER SHARE	12 Months Ended
Feb. 28, 2019
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
17.	NET INCOME PER SHARE

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Numerator:
Net income attributable to TAL Education Group's shareholders	$116,880	$198,440	$367,236
Eliminate the dilutive effect of interest expense of the bond payable	7,540	2,465	162

Numerator for diluted net income per share	$124,420	$200,905	$367,398

Denominator:
Weighted average shares outstanding
Basic	162,548,494	174,979,574	189,951,643
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (i)	8,467,663	11,084,069	9,689,955
Dilutive effect of the bond payable	17,492,262	8,267,662	583,336
Denominator for diluted net income per share	188,508,419	194,331,305	200,224,934

Net income per common share attributable to TAL Education Group's shareholders-basic (ii)	$0.72	$1.13	$1.93
Net income per common share attributable to TAL Education Group's shareholders-diluted	$0.66	$1.03	$1.83

(i)
For the years ended February 28, 2017, 2018 and 2019, 1,814,724, 381,426 and 2,559,254 non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.

(ii)
The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.